Employee benefits (Post-Employment) - Disclosure Of effect of basis points change in the assumed discount rate and medical cost (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Actuarial assumption of discount rates [member] | Pension benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	$ (2,642)
Current Service cost and interest cost	(63)
Actuarial assumption of discount rates [member] | Pension benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	3,247
Current Service cost and interest cost	78
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,268)
Current Service cost and interest cost	(60)
Actuarial assumption of discount rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	1,568
Current Service cost and interest cost	72
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Increase In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	1,687
Current Service cost and interest cost	213
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [member] | Decrease In Basis Points [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Pension Obligation	(1,380)
Current Service cost and interest cost	$ (170)